ENTITY-WIDE DISCLOSURES - Narrative (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2024 customer	Sep. 30, 2023 customer	Sep. 30, 2024 customer segment	Sep. 30, 2023 customer
Disclosure of major customers [line items]
Number of reportable operating segments | segment			1
Percentage of entity's revenue (as a percent)	30.80%		13.80%
Number of customers | customer	2	0	1	0
Customer One
Disclosure of major customers [line items]
Percentage of entity's revenue (as a percent)	19.80%
Customer Two
Disclosure of major customers [line items]
Percentage of entity's revenue (as a percent)	11.00%